per share amounts (Details) - shares shares in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Effect of dilutive securities
Basic total weighted average number of Common Shares outstanding	[1]	1,275	1,204
Effect of dilutive securities - Restricted share units		3
Diluted total weighted average number of Common Shares outstanding		1,278	1,204
TELUS Corporation share options | Share option awards
Effect of dilutive securities
Outstanding share awards excluded in the calculation of diluted net income per Common Share		1	0
Restricted share units
Effect of dilutive securities
Outstanding share awards excluded in the calculation of diluted net income per Common Share		0	0

[1]	Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).